Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets	INTANGIBLE ASSETS

As at December 31, 2021 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	1,097	657	130	570
Other	5	5	—	—
	1,102	662	130	570

As at December 31, 2020 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	1,034	581	59	512
Other	7	5	—	2
	1,041	586	59	514
Financing charges capitalized to intangible assets under development were $3 million in 2021 (2020 - $3 million). The estimated annual amortization expense for intangible assets is as follows: 2022 - $76 million; 2023 - $65 million; 2024 - $55 million; 2025 - $54 million; and 2026 - $50 million.